Rule 497 (e)
333-124048

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

SUPPLEMENT DATED DECEMBER 27, 2010
TO PROSPECTUS DATED MAY 1, 2010

The Prospectus dated May 1, 2010 is hereby amended as follows:

Effective immediately, the following investment options are no longer available to contracts that have purchased the optional Guaranteed Minimum Death Benefit (“GMDB”).

ProFunds Banks	ProFunds Consumer Services
ProFunds Internet	ProFunds Telecommunications
ProFunds Semiconductor	ProFunds Short Emerging Markets
ProFunds Short International	ProFunds Short Mid-Cap
ProFunds Ultra Short NASDAQ-100	ProFunds Falling US Dollar

PLEASE USE THIS SUPPLEMENT WITH YOUR PROSPECTUS. READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP BOTH DOCUMENTS TOGETHER FOR FUTURE REFERENCE.

JNL-PROS-S-12.27.10